Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	BTCS Inc.
Entity Central Index Key	0001436229
Document Type	S-1/A
Document Period End Date	Mar. 31, 2019
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Trading Symbol	BTCS
Document Fiscal Year Focus	2019